STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (45,461,000)	$ (12,615,000)	$ (24,454,761)	[1]	$ (5,226,445)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on extinguishment of debt		(1,900,000)	(1,900,000)
Loss (gain) on sale or disposal of assets			(3,031)		11,876
Stock-based compensation expense	1,456,000	169,000	213,758		133,745
Non-cash interest expense	1,956,000	972,000	1,601,639		151,989
Amortization of debt issuance costs and debt discount	1,434,000	636,000	1,113,711		1,560,000
Depreciation and amortization expense	61,000	56,000	74,763		67,724
Fair value adjustment	26,512,000	4,002,000	7,222,631		(1,137,348)
Change in assets and liabilities:
Prepaid expenses and other assets	(576,000)	(536,000)	523,077		(3,898)
Accounts payable and accrued expenses	(1,784,000)	1,316,000	934,127		126,300
Current portion of convertible notes	1,020,000	77,000
Current portion of term notes	1,517,000	115,000
Net cash used in operating activities	(13,865,000)	(7,708,000)	(14,674,086)		(4,316,057)
Cash flows from investing activities:
Proceeds from sale of asset		2,000	5,000		5,000
Purchases of property and equipment	(95,000)	(19,000)	(48,723)		(50,968)
Net cash used in investing activities	(95,000)	(17,000)	(43,723)		(45,968)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriting discounts and commissions	59,892,000
Payment of deferred offering costs	(1,244,000)
Proceeds from issuance of debt		25,000,000	25,000,000		3,846,000
Repayment of line of credit		(35,000)	(34,845)		(4,516)
Payment of debt and stock issuance costs		(163,000)
Payment of deferred offering costs			(1,766,587)
Payment of debt issuance costs			(163,067)
Repayment of obligations under capital lease	(24,000)	(24,000)	(31,303)		(52,514)
Proceeds from exercise of warrants	88,000
Net cash provided by financing activities	62,714,000	24,778,000	23,004,198		3,788,970
Increase (decrease) in cash and cash equivalents	48,754,000	17,053,000	8,286,389		(573,055)
Cash and equivalents, beginning of period	10,255,021	1,968,632	1,968,632		2,541,687
Cash and equivalents, end of period	59,009,000	19,022,000	10,255,021		1,968,632
Supplemental cash flow information:
Cash paid for interest		1,000	2,577		4,880
Non-cash financing and investing activities
Conversion of preferred stock into common stock upon initial public offering	28,209,000
Conversion Feature on 2013 Convertible Notes and Put Option					1,150,000
Offering expense charged to equity	2,812,000
Reclassification of 2013 warrants to equity	1,110,000
Transfer of warrants to equity upon exercise	281,000
Capitalization of patents	162,000
Conversion of 2013 Convertible Notes and interest into Series D Preferred		4,160,000	4,159,232
Issuance of 2013 Warrants and Deerfield Warrant		7,610,000	7,610,000		410,000
Fixed assets financed by capital lease					$ 94,388
Embedded Deerfield put option allocated to debt discount		220,000	220,000
Issuance of Series D Preferred as transaction fee		1,500,000	1,500,000
Deferred offering costs included in accounts payable and accrued expense		$ 313,000	$ 314,947
Series D-1 Redeemable Convertible Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of Series D-1 Preferred Stock	4,000,000
Series D Redeemable Convertible Preferred Stock
Cash flows from financing activities:
Proceeds from exercise of warrants	$ 2,000

[1]	Represents actual net loss.